Summary of Significant Accounting Policies (Details 5) (Net revenue, Customer concentration risk)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Medicare and Medicaid
Concentration of credit risk
Percentage of concentration risk	28.00%	25.00%
Insurance providers and contracted payors
Concentration of credit risk
Percentage of concentration risk	68.00%	70.00%
Patients
Concentration of credit risk
Percentage of concentration risk	4.00%	5.00%